Interest-bearing Financial Liabilities - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2024	May 07, 2024	Mar. 06, 2024	Oct. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities	₱ 370	₱ 395
Unamortized Debt Discount	₱ 1,989	₱ 2,129						₱ 2,279
Percentage of greenhouse gas emissions	40.00%
Percentage of dollar portion of debt	14.00%	15.00%
Percentage of unhedged portion of net debt	6.00%	5.00%
Percentage of net dollar cash balance of debt	5.00%	5.00%
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt												₱ 6,000	₱ 4,000
Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate												2.60%	2.60%
Smart Inc [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt										₱ 4,000
Prepaid remaining short-term debt	₱ 0	₱ 0				₱ 2,000
Smart Inc [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt									₱ 2,000
Smart Inc [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate									5.16%
PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt											₱ 2,000
Prepaid remaining short-term debt	₱ 0	₱ 0				₱ 4,000
PLDT [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt									₱ 4,000
Short-term debt							₱ 4,000
PLDT [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate									5.16%
PLDT [Member] | HSBC Philippines [Member] | Green Loan Facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities					₱ 1,000
PLDT [Member] | HSBC Philippines [Member] | Social Loan Facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities			₱ 2,000
PLDT [Member] | Metropolitan Bank & Trust Company | Green Loan Facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities				₱ 4,000